Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 5,306,000	$ 6,884,000
Accounts receivable, net of allowance for doubtful accounts of $24,000 ($47,000 at June 30, 2013)	4,209,000	4,898,000
Inventories	4,413,000	4,259,000
Prepaid expenses and other current assets	319,000	232,000
Total current assets	14,247,000	16,273,000
Equipment at cost less accumulated depreciation of $3,425,000 ($3,277,000 at June 30, 2013)	2,189,000	2,208,000
Other assets	48,000	48,000
Total Assets	16,484,000	18,529,000
Current liabilities:
Accounts payable	3,218,000	3,106,000
Accrued payroll and related expenses	607,000	477,000
Deferred revenue	549,000	377,000
Other current liabilities	914,000	1,188,000
Total current liabilities	5,288,000	5,148,000
Deferred revenue	76,000	55,000
Other non-current liabilities	0	8,000
Commitments and contingencies (Footnote 3)
Stockholders' equity:
Preferred stock, $0.001 par value; 2,000,000 shares authorized; none outstanding	0	0
Common stock, $0.001 par value; 80,000,000 shares authorized; 16,677,909 issued and outstanding (16,557,627 at June 30, 2013)	16,000	16,000
Paid in capital in excess of par	127,594,000	127,493,000
Accumulated deficit	(116,490,000)	(114,191,000)
Total stockholders' equity	11,120,000	13,318,000
Total liabilities and stockholders equity	$ 16,484,000	$ 18,529,000